Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of transactions between related parties	We have the following related parties during the years ended December 31, 2025, 2024 and 2023:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
Subsidiaries of the controlling shareholder	Paxie Games Oyun ve Yazilim A.S., Wind Games Oyun ve Yazilim A.S., Studio Sky Oyun ve Yazilim A.S., Kite Games Oyun ve Yazilim A.S.
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Year ended December 31,
	2025	2024	2023
Royalty expense	$1,573	$2,314	$2,565
Other expense	6	6	2
Amounts due to DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
Accounts payable and accrued expenses	$1,571	$1,958
Other receivables	6	3
Details of our borrowing transactions with DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
4.6% Senior notes with related party	$34,846	$34,014
Accrued interest on 4.6% Senior Notes with related party	2,562	936

	Year ended December 31,
	2025	2024	2023
Payments	$—	$9,655	$—
Interest expenses	1,617	1,682	1,762
Details of our lease transaction with DoubleU Games are as follows (in thousands):

	December 31, 2025	December 31, 2024
Right-of-use assets	$1,682	$2,238
Lease liabilities	1,797	2,335

	Year ended December 31,
	2025	2024	2023
Payments	$694	$1,076	$1,384
Interest expenses	94	243	111
The compensation for the key management personnel (registered directors) for the years ended December 31, 2025, 2024 and 2023 is as follows (in thousands):

	Year ended December 31,
	2025	2024	2023
Wages and salaries, incentives	$1,757	$2,273	$2,657
Expenses related to retirement benefits	73	27	91
Total	$1,830	$2,300	$2,748
The payment guarantees provided by DoubleU Games for the benefit of the Company as of December 31, 2025 are as follows:

Beneficiary	Description	Financial Institution	Amount
WHOW Games GmbH	Credit Line Guarantee	Citibank Europe PLC	EUR	120,000.00